STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	May 31, 2012	May 31, 2011	Feb. 28, 2013	Nov. 01, 2012	May 01, 2012	May 10, 2011
STOCKHOLDERS' EQUITY [Abstract]
Preferred Stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Stock issued for cash, shares	300,000	350,000	9,000,000
Stock issued for cash	$ 3,000	$ 3,500	$ 9,000
Common Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued		9,350,000	9,000,000	9,650,000
Common Stock, shares outstanding		9,350,000	9,000,000	9,650,000